UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

                                   (LSV LOGO)
                               Value Equity Fund

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2008

                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                                   (LSV LOGO)

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the Fund and the benchmark Russell 1000 Value Index for trailing periods ended April 30, 2008, were as follows:

                                                                            Since
                        6 Months   1 Year   2 Years   3 Years   5 Years   Inception
                        --------   ------   -------   -------   -------   ---------
LSV VALUE EQUITY FUND    -11.00%   -13.08%   1.50%     8.56%     14.40%     8.69%
Russell 1000 Value        -9.84%    -8.98%   3.69%     8.34%     12.84%     6.09%
S&P 500                   -9.63%    -4.67%   4.82%     8.24%     10.62%     2.48%

 AS OF 4/30/08; PERIODS LONGER THAN ONE YEAR ARE ANNUALIZED; INCEPTION DATE IS
                             3/31/99; NET OF FEES.

There was little place to hide in the trailing six months as Energy was the only sector to generate a positive absolute return in the S&P 500. From a style perspective, growth stocks held up modestly better than value stocks as the Russell 1000 Growth fell 9.28% in the period. Within the Russell 1000 Value, deeper value stocks did not fare as well as those with higher multiples posing a challenging environment for our deep value approach. In the trailing year, growth stocks have outperformed value stocks by over 8.5%.

Despite the strong relative performance of the Energy sector there were Energy stocks that struggled in the period and we owned some of them; overweight positions in Marathon, Sunoco and Tesoro detracted from returns. Holdings within the Financials sector also hurt results, particularly exposure to the brokerage firms that have been affected so acutely by the sub-prime crisis. The negative impact of an underweight to Consumer Staples stocks and an overweight to Technology stocks was offset by positive stock selection in the Industrials sector where our non-exposure to General Electric benefited the portfolio.

Over longer time periods, the portfolio has performed well relative to its benchmark and the broader market due to the defensive, value characteristics of the portfolio and good stock selection. The portfolio characteristics shown below (as of April 30, 2008) demonstrate the valuation discount of the Fund's portfolio relative to the indices:

                                Russell 1000   S&P 500
Characteristic           Fund    Value Index    Index
--------------          -----   ------------   -------
Price/Cash Flow Ratio    7.3x        8.3x       10.5x
Price/Earnings Ratio    12.4x       14.1x       15.3x
Price/Book Ratio         1.6x        1.9x        2.6x
Dividend Yield           2.9x        2.7x        2.0x

LSV seeks attractively priced stocks, relative to the current market environment, using a highly disciplined and risk-controlled investment strategy. We plan to remain fully invested and broadly diversified by sector, industry and individual security.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

April 30, 2008                                                       (Unaudited)

                                   (BAR CHART)

SECTOR WEIGHTINGS+:

Financials                   29.2%
Energy                       16.1%
Consumer Discretionary       10.9%
Industrials                   9.5%
Health Care                   7.2%
Materials                     7.1%
Information Technology        6.8%
Telecommunication Services    6.0%
Consumer Staples              4.2%
Utilities                     2.9%
Repurchase Agreement          0.1%

+    Percentages are based on total investments.

                                                                         Value
SCHEDULE OF INVESTMENTS LSV VALUE EQUITY FUND              Shares        (000)
---------------------------------------------            ----------   ----------
COMMON STOCK (99.1%)
AEROSPACE & DEFENSE (1.3%)
   Boeing                                                   113,700   $    9,649
   Northrop Grumman                                         315,200       23,189
                                                                      ----------
                                                                          32,838
                                                                      ----------
AIRCRAFT (1.7%)
   Alaska Air Group*                                        135,900        2,919
   ExpressJet Holdings*                                     918,600        2,783
   Honeywell International                                  257,000       15,266
   Lockheed Martin                                          200,000       21,208
                                                                      ----------
                                                                          42,176
                                                                      ----------
APPAREL/TEXTILES (0.3%)
   Jones Apparel Group                                      534,900        8,468
                                                                      ----------
AUTOMOTIVE (0.9%)
   Autoliv                                                  149,100        9,131
   Goodyear Tire & Rubber*                                  543,400       14,552
                                                                      ----------
                                                                          23,683
                                                                      ----------
AUTOPARTS (0.5%)
   ArvinMeritor                                             878,500       13,125
                                                                      ----------
BANKS (11.3%)
   Bank of America                                        1,630,600       61,213
   BB&T                                                     342,000       11,727
   Comerica                                                 600,100       20,842
   Huntington Bancshares                                    888,900        8,347
   JPMorgan Chase                                         1,661,300       79,161
   Keycorp                                                  812,800       19,613
   National City                                          1,235,400        7,783
   Popular                                                  326,577        4,073
   Regions Financial                                        634,414       13,906
   UnionBanCal                                               98,900        5,193
   US Bancorp                                               309,600       10,492

                                                                         Value
                                                           Shares        (000)
                                                         ----------   ----------
   Wachovia                                               1,169,400   $   34,088
   Washington Mutual                                        621,900        7,643
   Zions Bancorporation                                      67,900        3,147
                                                                      ----------
                                                                         287,228
                                                                      ----------
BIOTECHNOLOGY (0.5%)
   Amgen*                                                   317,600       13,298
                                                                      ----------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.5%)
   CBS, Cl B                                                562,800       12,984
                                                                      ----------
BUILDING & CONSTRUCTION (0.4%)
   KB Home                                                  157,305        3,539
   Masco                                                    399,000        7,266
                                                                      ----------
                                                                          10,805
                                                                      ----------
BUSINESS SERVICES (0.0%)
   Avis Budget Group*                                        77,780        1,033
                                                                      ----------
CHEMICALS (3.3%)
   Dow Chemical                                             585,800       23,520
   Eastman Chemical                                         191,100       14,046
   EI Du Pont de Nemours                                    415,400       20,317
   Lubrizol                                                 239,700       13,979
   PPG Industries                                           189,600       11,636
                                                                      ----------
                                                                          83,498
                                                                      ----------
COMPUTERS & SERVICES (5.0%)
   Applied Materials                                        598,500       11,168
   Computer Sciences*                                       394,500       17,196
   Hewlett-Packard                                          192,700        8,932
   International Business Machines                          312,030       37,662
   Seagate Technology                                     1,154,700       21,789
   Sun Microsystems*                                        838,600       13,132
   United Online                                            344,600        3,680
   Western Digital*                                         455,900       13,217
                                                                      ----------
                                                                         126,776
                                                                      ----------
CONSUMER PRODUCTS (2.4%)
   Hasbro                                                   668,300       23,765
   Mattel                                                 1,460,900       27,392
   Polaris Industries                                       192,705        8,970
                                                                      ----------
                                                                          60,127
                                                                      ----------
DIVERSIFIED MANUFACTURING (0.4%)
   Teleflex                                                 163,917        9,030
   Tredegar                                                 149,400        2,441
                                                                      ----------
                                                                          11,471
                                                                      ----------
ELECTRICAL SERVICES (2.6%)
   Alliant Energy                                           369,700       13,927
   FirstEnergy                                              205,400       15,536
   OGE Energy                                               240,800        7,872
   Pinnacle West Capital                                    279,900        9,500
   Xcel Energy                                              981,600       20,417
                                                                      ----------
                                                                          67,252
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2008                                                       (Unaudited)

                                                                         Value
LSV VALUE EQUITY FUND                                      Shares        (000)
---------------------                                    ----------   ----------
FINANCIAL SERVICES (4.6%)
   Advance America Cash
      Advance Centers                                       622,300   $    5,483
   AmeriCredit*                                             681,300        9,511
   CIT Group                                                649,900        7,077
   Citigroup                                              1,854,100       46,853
   Countrywide Credit Industry                              103,400          598
   Discover Financial Services                              148,150        2,698
   Freddie Mac                                              153,700        3,829
   Goldman Sachs Group                                      102,500       19,615
   Lehman Brothers Holdings                                 150,800        6,671
   Morgan Stanley                                           296,300       14,400
                                                                      ----------
                                                                         116,735
                                                                      ----------
FOOD, BEVERAGE & TOBACCO (1.8%)
   Del Monte Foods                                        1,226,231       11,061
   Pepsi Bottling Group                                     611,400       20,610
   PepsiAmericas                                             89,300        2,295
   Supervalu                                                395,600       13,094
                                                                      ----------
                                                                          47,060
                                                                      ----------
GAS/NATURAL GAS (0.2%)
   Nicor                                                    143,000        5,022
                                                                      ----------
HOTELS & LODGING (0.1%)
   Wyndham Worldwide                                        155,560        3,341
                                                                      ----------
HOUSEHOLD PRODUCTS (0.4%)
   Valspar                                                  481,500       10,583
                                                                      ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.1%)
   Leggett & Platt                                          444,200        7,374
   Whirlpool                                                269,700       19,629
                                                                      ----------
                                                                          27,003
                                                                      ----------
INSURANCE (11.9%)
   Allstate                                                 750,200       37,780
   American Financial Group                                 326,650        8,957
   American International Group                             762,800       35,241
   Chubb                                                    613,500       32,497
   Cigna                                                    151,200        6,458
   Cincinnati Financial                                     269,700        9,682
   Genworth Financial, Cl A                                 567,200       13,080
   Hartford Financial Services
   Group                                                    192,300       13,705
   Lincoln National                                         195,031       10,485
   Loews                                                    214,800        9,045
   MBIA                                                     219,800        2,286
   MetLife                                                  201,400       12,255
   MGIC Investment                                          536,900        6,996
   Nationwide Financial Services, Cl A                      227,500       11,402
   Old Republic International                               355,300        5,099
   Prudential Financial                                     176,400       13,355
   Safeco                                                   636,471       42,478
   Stancorp Financial Group                                 136,200        6,979

                                                                         Value
                                                           Shares        (000)
                                                         ----------   ----------
   Travelers                                                359,204   $   18,104
   XL Capital, Cl A                                         211,600        7,383
                                                                      ----------
                                                                         303,267
                                                                      ----------
LEASING & RENTING (0.4%)
   Ryder System                                             165,100       11,304
                                                                      ----------
MACHINERY (5.1%)
   Black & Decker                                           278,192       18,258
   Caterpillar                                              531,700       43,536
   Crane                                                    368,000       15,066
   Cummins                                                  252,000       15,788
   Illinois Tool Works                                      116,800        6,107
   Parker Hannifin                                          358,806       28,651
   Stanley Works                                             40,600        1,958
   Tecumseh Products, Cl A*                                  31,500          987
                                                                      ----------
                                                                         130,351
                                                                      ----------
MEASURING DEVICES (0.2%)
   MKS Instruments*                                         261,078        5,966
                                                                      ----------
MOTORCYCLE MANUFACTURERS (0.9%)
   Harley-Davidson                                          623,800       23,860
                                                                      ----------
MULTIMEDIA (0.7%)
   Time Warner                                            1,158,500       17,204
                                                                      ----------
OFFICE EQUIPMENT (0.4%)
   IKON Office Solutions                                    916,900       10,040
                                                                      ----------
PAPER & PAPER PRODUCTS (0.9%)
   International Paper                                      830,100       21,724
                                                                      ----------
PETROLEUM & FUEL PRODUCTS (16.0%)
   Chevron                                                1,251,100      120,293
   ConocoPhillips                                           917,500       79,043
   Exxon Mobil                                            1,194,100      111,135
   Marathon Oil                                             870,400       39,664
   Occidental Petroleum                                     176,200       14,662
   Patterson-UTI Energy                                     346,600        9,684
   Sunoco                                                   316,800       14,703
   Tesoro                                                   223,000        5,606
   Valero Energy                                            264,900       12,940
                                                                      ----------
                                                                         407,730
                                                                      ----------
PHARMACEUTICALS (6.4%)
   Eli Lilly                                                531,000       25,562
   Forest Laboratories*                                     353,500       12,270
   King Pharmaceuticals*                                    947,600        8,898
   Pfizer                                                 4,417,200       88,830
   Wyeth                                                    627,200       27,892
                                                                      ----------
                                                                         163,452
                                                                      ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.2%)
   Eastman Kodak                                            235,000        4,204
                                                                      ----------
PRINTING & PUBLISHING (1.0%)
   AH Belo, Cl A                                            379,200        3,808

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2008                                                       (Unaudited)

                                                                         Value
LSV VALUE EQUITY FUND                                      Shares        (000)
---------------------                                    ----------   ----------
   American Greetings, Cl A                                 310,900   $    5,565
   Gannett                                                  234,500        6,712
   Lexmark International, Cl A*                             299,400        9,398
                                                                      ----------
                                                                          25,483
                                                                      ----------
REINSURANCE (0.6%)
   Everest Re Group                                         161,700       14,610
                                                                      ----------
RETAIL (3.4%)
   Barnes & Noble                                           120,100        3,877
   Dillard's, Cl A                                          291,500        5,947
   Home Depot                                               354,000       10,195
   JC Penney                                                165,200        7,021
   Kroger                                                 1,022,400       27,860
   Wal-Mart Stores                                          527,100       30,561
                                                                      ----------
                                                                          85,461
                                                                      ----------
SECURITIES BROKERAGE/DEALERS (0.9%)
   Merrill Lynch                                            444,700       22,159
                                                                      ----------
SEMI-CONDUCTORS/INSTRUMENTS (1.1%)
   Sanmina-SCI*                                           1,588,500        2,462
   Texas Instruments                                        430,200       12,544
   Vishay Intertechnology*                                  874,800        8,267
   Zoran*                                                   402,407        5,296
                                                                      ----------
                                                                          28,569
                                                                      ----------
SPECIALTY CHEMICALS (0.6%)
   Sherwin-Williams                                         262,200       14,505
                                                                      ----------
STEEL & STEEL WORKS (2.5%)
   Alcoa                                                    646,500       22,485
   Nucor                                                    319,300       24,107
   Steel Dynamics                                           197,971        6,899
   United States Steel                                       65,500       10,084
                                                                      ----------
                                                                          63,575
                                                                      ----------
TELEPHONES & TELECOMMUNICATIONS (6.0%)
   AT&T                                                   2,445,900       94,681
   CenturyTel                                               274,400        8,904
   Verizon Communications                                 1,258,200       48,416
                                                                      ----------
                                                                         152,001
                                                                      ----------
TRUCKING (0.6%)
   Arkansas Best                                            189,700        7,489
   Con-way                                                  155,600        7,197
                                                                      ----------
                                                                          14,686
                                                                      ----------
TOTAL COMMON STOCK
   (Cost 2,619,051)                                                    2,524,657
                                                                      ----------
WARRANTS (0.0%)
   Washington Mutual (A)*                                    25,900            8
                                                                      ----------
TOTAL WARRANTS
   (Cost $0)                                                                   8
                                                                      ----------

                                                            Face
                                                           Amount        Value
                                                            (000)        (000)
                                                         ----------   ----------
REPURCHASE AGREEMENT (0.1%)
   Morgan Stanley
      2.000%, dated 04/30/08, to be repurchased on
      5/01/08, repurchase price of $3,635,099
      (collateralized by a U.S. Treasury
      Inflation Index Bond, par value $3,284,280,
      2.625%, 07/15/17, with total market
      value $ 3,707,626)                                 $    3,635   $    3,635
                                                                      ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $ 3,635)                                                          3,635
                                                                      ----------
TOTAL INVESTMENTS (99.2%)
   (Cost $ 2,622,686)                                                 $2,528,300
                                                                      ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $2,547,505 (000).

*    NON-INCOME PRODUCING SECURITY.

(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.

CL   CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

April 30, 2008                                                       (Unaudited)

                                                                   LSV VALUE
                                                                  EQUITY FUND
                                                                 -------------
Assets:
   Investments at Value (Cost $ 2,622,686) ....................  $  2,528,300
   Cash .......................................................            80
   Receivable from investment securities sold .................       105,661
   Dividend and Interest Receivable ...........................         3,121
   Receivable for Capital Shares Sold .........................           816
   Prepaid Expenses ...........................................            33
                                                                 ------------
      Total Assets ............................................     2,638,011
                                                                 ------------
Liabilities:
   Payable for Investment Securities Purchased ................        88,498
   Payable due to Investment Advisor ..........................         1,133
   Payable for Capital Shares Redeemed ........................           614
   Payable due to Administrator ...............................           112
   Payable due to Trustees ....................................             6
   Payable due to Chief Compliance Officer ....................             8
   Other Accrued Expenses .....................................           135
                                                                 ------------
      Total Liabilities .......................................        90,506
                                                                 ------------
   Net Assets .................................................  $  2,547,505
                                                                 ============
Net Assets Consist of:
   Paid-in Capital ............................................  $  2,461,644
   Undistributed Net Investment Income ........................        16,502
   Accumulated Net Realized Gain on Investments ...............       163,745
   Net Unrealized Depreciation on Investments .................       (94,386)
                                                                 ------------
   Net Assets .................................................  $  2,547,505
                                                                 ============
Institutional Shares:
   Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value)...................   155,600,436(1)
                                                                 ------------
Net Asset Value, Offering and Redemption Price Per Share ......  $      16.37
                                                                 ============

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the six months ended April 30, 2008                            (Unaudited)

                                                                      LSV VALUE
                                                                     EQUITY FUND
                                                                     -----------
Investment Income:
   Dividends Income (less foreign withholding taxes of $ 10) ......   $  36,876
   Interest .......................................................         102
                                                                      ---------
      Total Investment Income .....................................      36,978
                                                                      ---------
Expenses
   Investment Advisory Fees .......................................       7,239
   Administration Fees ............................................         711
   Trustees' Fees .................................................          11
   Chief Compliance Officer Fees ..................................           7
   Printing Fees ..................................................          86
   Custodian Fees .................................................          77
   Transfer Agent Fees ............................................          60
   Professional Fees ..............................................          48
   Registration and Filing Fees ...................................          14
   Insurance and Other Fees .......................................          18
                                                                      ---------
   Total Expenses .................................................       8,271
Less: Fees Paid Indirectly -- (see Note 4) ........................          (1)
                                                                      ---------
   Net Expenses ...................................................       8,270
                                                                      ---------
      Net Investment Income .......................................      28,708
                                                                      ---------
   Net Realized Gain on Investments ...............................     164,286
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ..............................................    (531,978)
                                                                      ---------
      Net Realized and Unrealized Loss on Investments .............    (367,692)
                                                                      ---------
   Net Decrease in Net Assets Resulting From Operations ...........   $(338,984)
                                                                      =========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six months ended April 30, 2008 (Unaudited) and for the year ended October 31, 2007

                                                                                  LSV VALUE EQUITY FUND
                                                                                ------------------------
                                                                                 11/01/07      11/01/06
                                                                                TO 4/30/08   TO 10/31/07
                                                                                ----------   -----------
Operations:
   Net Investment Income ....................................................   $   28,708   $   54,964
   Net Realized Gain on Investments .........................................      164,286      163,689
   Net Change in Unrealized Appreciation (Depreciation) on Investments ......     (531,978)      30,489
                                                                                ----------   ----------
      Net Increase/(Decrease) in Net Assets Resulting From Operations .......     (338,984)     249,142
                                                                                ----------   ----------
Dividends and Distributions:
   Net Investment Income ....................................................      (56,273)     (43,083)
   Net Realized Gain ........................................................     (164,210)     (49,975)
                                                                                ----------   ----------
      Total Dividends and Distributions .....................................     (220,483)     (93,058)
                                                                                ----------   ----------
Capital Share Transactions:
   Issued ...................................................................      187,806      538,693
   In Lieu of Dividends and Distributions ...................................      210,551       88,047
   Redeemed .................................................................     (414,918)    (477,008)
                                                                                ----------   ----------
      Net Increase/(Decrease) in Net Assets Derived
         From Capital Share Transactions ....................................      (16,561)     149,732
                                                                                ----------   ----------
         Total Increase/(Decrease) in Net Assets ............................     (576,028)     305,816
                                                                                ----------   ----------
Net Assets:
   Beginning of Period ......................................................    3,123,533    2,817,717
                                                                                ----------   ----------
   End of Period (including undistributed net investment income
      of $16,502 and $44,067, respectively) .................................   $2,547,505   $3,123,533
                                                                                ==========   ==========
Shares Transactions:
   Issued ...................................................................       11,204       27,339
   In Lieu of Dividends and Distributions ...................................       11,935        4,546
   Redeemed .................................................................      (24,454)     (24,217)
                                                                                ----------   ----------
   Net Increase/(Decrease) in Shares Outstanding from Share Transactions.....       (1,315)       7,668
                                                                                ==========   ==========

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Year

For the Six Months Ended April 30, 2008 (Unaudited) and the Years Ended October 31,

          Net
          Asset                Realized and                Dividends
         Value                  Unrealized                   from     Distributions      Total
       Beginning     Net          Gains          Total        Net         from         Dividends
           of     Investment     (Losses)        from     Investment    Realized          and
          Year      Income    on Investments  Operations    Income        Gains      Distributions
       ---------  ----------  --------------  ----------  ----------  -------------  -------------
LSV VALUE EQUITY FUND
2008*    $19.91     0.18(1)       $(2.29)       $(2.11)     $(0.35)      $(1.08)        $(1.43)
2007      18.88     0.33(1)         1.31          1.64       (0.28)       (0.33)         (0.61)
2006      15.92     0.31(1)         3.10          3.41       (0.16)       (0.29)         (0.45)
2005      14.40     0.23(1)         1.90          2.13       (0.21)       (0.40)         (0.61)
2004      12.58     0.22            1.89          2.11       (0.16)       (0.13)         (0.29)
2003       9.85     0.13            2.73          2.86       (0.12)       (0.01)         (0.13)

                                                 Ratio
                                                   of         Ratio
                                       Ratio    Expenses     of Net
         Net                 Net        of         to      Investment
        Asset              Assets    Expenses    Average     Income
        Value                End        to         Net         to
         End                 of       Average    Assets      Average   Portfolio
         of     Total       Year        Net    (Excluding      Net      Turnover
        Year   Return+     (000)      Assets    Waivers)     Assets       Rate
       ------  -------  -----------  --------  ----------  ----------  ---------
LSV VALUE EQUITY FUND
2008*  $16.37  (11.00)%  $2,547,505    0.63%      0.63%       2.18%        9%
2007    19.91    8.83     3,123,533    0.62       0.62        1.75        20
2006    18.88   21.86     2,817,717    0.64       0.64        1.77        12
2005    15.92   15.07     1,009,298    0.67       0.67        1.47        12
2004    14.40   17.06       338,185    0.69       0.69        1.86        20
2003    12.58   29.33       214,566    0.72       0.73        1.84        10

* For the six-month period ended April 30, 2008. All ratios for the period have been annualized.

+ Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)  Per share calculations were performed using average shares for the period.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2008                                                       (Unaudited)

1.   ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2008, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS --Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS

April 30, 2008                                                       (Unaudited)

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust. A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4.   ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and ..035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2008, the Fund earned $1,503 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.   INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.55% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6.   INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2008, were as follows (000):

PURCHASES
   U.S. Government ..   $     --
   Other ............    254,785
SALES
   U.S. Government ..   $     --
   Other ............    472,894

7.   FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

There were no permanent differences for the year ended October 31, 2007.

The tax character of dividends and distributions paid during the years ended October 31, 2007 and 2006 was as follows (000):

       ORDINARY     LONG-TERM
        INCOME    CAPITAL GAIN    TOTAL
       --------   ------------   -------
2007    $54,672      $38,386     $93,058
2006     15,023       19,327      34,350

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income          $ 67,961
Undistributed Long-Term Capital Gain    140,297
Unrealized Appreciation                 437,070
                                       --------
Total Distributable Earnings           $645,328
                                       ========


NOTES TO FINANCIAL STATEMENTS

April 30, 2008                                                       (Unaudited)

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2008, were as follows (000):

              AGGREGATED     AGGREGATED
                 GROSS          GROSS           NET
FEDERAL       UNREALIZED     UNREALIZED     UNREALIZED
TAX COST     APPRECIATION   DEPRECIATION   DEPRECIATION
--------     ------------   ------------   ------------
$2,623,209     $378,666      $(473,575)      $(94,909)

8.   OTHER:

At April 30, 2008, 15% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. This shareholder was comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.   ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

     You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return --the account values shown do not apply to your specific investment.

                         Beginning     Ending                 Expenses
                          Account     Account    Annualized     Paid
                           Value       Value       Expense     During
                          11/01/07    04/30/08     Ratios     Period*
                         ---------   ---------   ----------   --------
LSV VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Shares     $1,000.00   $  890.00      0.63%       $2.96
HYPOTHETICAL 5% RETURN
Institutional Shares     $1,000.00   $1,021.73      0.63%       $3.17

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

   BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV VALUE
                             EQUITY FUND (UNAUDITED)


Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must consider and approve an Advisory Agreement for an initial two year term and must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 19-20, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative from the Adviser presented an overview of the Adviser and its ownership structure. The Adviser representative then reviewed the composition of the Fund's investment team, noting the recent retirement of a portfolio manager of the Fund. The representative then reviewed the Fund's investment strategies and brokerage allocation and trade execution practices. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel and the team approach employed by the Adviser for managing the Fund's assets. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. The Adviser noted that the Fund had under-performed its benchmark for the most recent one year period because the Fund was overweighted in the financial and technology sectors, but had consistently strong performance over the long term, and the Board concluded it was overall satisfied with the investment results that the Adviser had been able to achieve for the Fund.

   BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV VALUE
                             EQUITY FUND (UNAUDITED)

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations, appeared reasonable in light of the services rendered, and was lower than the average advisory fee paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period for the Fund, but did not conclude that such economies of scale had been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for the Fund for another year.

                                      NOTES

                                      NOTES

TRUST:

The Advisors' Inner Circle Fund

FUND:

LSV Value Equity Fund

ADVISER:

LSV Asset Management

DISTRIBUTOR:

SEI Investments Distribution Co.

ADMINISTRATOR:

SEI Investments Global Funds Services

LEGAL COUNSEL:

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-SA-003-1000

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.